COLLEGE RETIREMENT EQUITIES FUND (“CREF”)

SUPPLEMENT NO. 1

dated October 1, 2015
to the Statement of Additional Information dated May 1, 2015 (“SAI”)

New third-party vendor relationships

CREF (the “Accounts”) has entered into agreements to disclose portfolio holdings information to certain additional third-party vendors. Accordingly, the following information hereby replaces in its entirety the 5th paragraph of the section entitled “Disclosure of portfolio holdings” beginning on page B-24 of the SAI (changes in bold):

“Currently, the Accounts have ongoing arrangements to disclose their portfolio holdings in accordance with the time restrictions and other provisions of the Accounts’ portfolio holdings disclosure policy to the following recipients: Lipper, Inc., a Reuters Company; Morningstar, Inc.; Mellon Analytical Solutions; S&P; The Thomson Corporation; Command Financial Press; the Investment Company Institute (the “ICI”); R.R. Donnelley; Bloomberg Finance, L.P.; Data Explorers Limited; eA Data Automation Services LLC; Markit on Demand; Objectiva Software (d/b/a Nu:Pitch); CoreOne Technologies; Cabot Research, LLC; Glass, Lewis & Co., LLC; Brown Brothers Harriman & Co.; Fidelity Information Services, LLC; EquiLend Holdings LLC and FactSet Research Systems Inc. and the lenders under the Accounts’ credit facility (Deutsche Bank AG, New York Branch; JPMorgan Chase Bank, N.A.; Citibank, N.A.; State Street and Trust Company; Bank of America, N.A.; Barclays Bank PLC; Credit Suisse AG, Cayman Islands Branch; Goldman Sachs Bank USA; Morgan Stanley Bank, N.A.; HSBC Bank USA, National Association; The Royal Bank of Scotland plc; The Bank of New York Mellon; The Northern Trust Company; U.S. Bank National Association and BMO Harris Financing, Inc.). The Accounts’ portfolio holdings are also disclosed on TIAA-CREF’s corporate website at www.tiaa-cref.org. Each of these entities receives portfolio holdings information on a monthly basis at least 10 days after the end of the most recent calendar month. The ICI, however, generally receives this information more quickly than the other entities listed above. No compensation was received by the Accounts, TCIM or their affiliates as part of these arrangements to disclose portfolio holdings of the Accounts.”

Officer information

Effective September 29, 2015, the Board of Trustees of CREF appointed J. Keith Morgan as Executive Vice President of CREF. Accordingly, the following information is hereby added to the chart entitled “Officers” beginning on page B-30 of the SAI in the section entitled “Management of CREF”:

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years
J. Keith Morgan TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2015.	Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.

In addition, the following information has been updated for Robert G. Leary in the chart entitled “Officers” beginning on page B-30 of the SAI in the section entitled “Management of CREF” (changes in bold):

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	Executive Vice President	One year term. Executive Vice President since 2013	Executive Vice President and President of Asset Management (since 2013) of TIAA. President and Principal Executive Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2013). Manager (since 2013). President and Chief Executive Officer (2013–2014) of TCAM. Principal Executive Officer and Executive Vice President of CREF and VA-1 (since 2013). Chairman, Director, President and Chief Executive Officer of Advisors (since 2013). Chairman, Manager, President and Chief Executive Officer of Investment Management (since 2013). Director of TH RE Ltd. (since 2013). Director since (2013), Chairman (since 2013), President and Chief Executive Officer of TPIS (2013–2014). Director of TIAA International Holdings 1 Ltd., TIAA International Holdings 2 Ltd., and TIAA International Holdings 3 Ltd. (since 2013). Director, TCAM Global UK Limited (since 2014). President and Chief Executive Officer, TIAA Asset Management, LLC (since 2014). Executive Vice President of TIAA-CREF Funds and TIAA-CREF Life Funds (June-September 2013). Representative, Securities Research Inc. (February–May 2013). President and Chief Operating Officer, U.S. ING Americas (2011–2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009).

A15101 (10/15)